Cost of Sales and Expenses by their Nature (Tables)	12 Months Ended
Dec. 31, 2025
Cost of Sales and Expenses by their Nature [Abstract]
Schedule of Cost of Sales and Administration Expenses

At the years ended at December 31, 2025, 2024 and 2023, the cost of sales and administration expenses consist of the following:

	2025	2024	2023

Raw materials and consumables	$15,570,703	$17,036,782	$20,377,456
Electrical energy	1,894,270	2,163,690	2,326,649
Ferroalloys	1,313,127	1,500,999	1,883,923
Refractories	574,732	650,713	859,034
Oxygen	356,953	406,973	348,200
Electrodes	215,067	249,551	402,513
Gas and fuels	635,287	579,897	793,649
Labor	1,574,396	1,663,870	1,822,827
Operation materials	853,826	985,511	1,038,873
Depreciation and amortization	1,082,267	1,066,382	1,035,244
Maintenance	905,858	1,602,511	1,867,656
Other expenses	636,317	728,383	661,140
	$25,612,803	$28,635,262	$33,417,164

	2025	2024	2023

Cost of sales	$22,783,351	$26,032,751	$31,100,106
Administrative expenses	2,829,452	2,602,511	2,317,058
	$25,612,803	$28,635,262	$33,417,164